Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	3 years
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	7 years
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	10 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	7 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	14 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	10 years